Schedule of Investments(a)
Invesco Focused Discovery Growth ETF (IVDG)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-97.84%
Communication Services-4.60%
Pinterest, Inc., Class A(b)	350	$23,979
Roku, Inc.(b)	78	30,344
		54,323
Consumer Discretionary-13.99%
Aptiv PLC(b)	219	29,258
Chewy, Inc., Class A(b)	257	26,168
Chipotle Mexican Grill, Inc.(b)	25	37,000
lululemon athletica, inc.(b)	77	25,308
Pool Corp.	71	25,147
TopBuild Corp.(b)	111	22,195
		165,076
Financials-4.21%
First Republic Bank	149	21,604
MSCI, Inc.	71	28,066
		49,670
Health Care-22.91%
Align Technology, Inc.(b)	67	35,201
Bio-Rad Laboratories, Inc., Class A(b)	39	22,377
Catalent, Inc.(b)	230	26,462
Charles River Laboratories International, Inc.(b)	82	21,242
DexCom, Inc.(b)	81	30,363
IDEXX Laboratories, Inc.(b)	83	39,730
Masimo Corp.(b)	126	32,246
Veeva Systems, Inc., Class A(b)	94	25,985
West Pharmaceutical Services, Inc.	123	36,837
		270,443
Industrials-13.29%
AMETEK, Inc.	223	25,257
Copart, Inc.(b)	233	25,572
Generac Holdings, Inc.(b)	102	25,135
IDEX Corp.	122	22,715
	Shares	Value
Industrials-(continued)
Old Dominion Freight Line, Inc.	133	$25,802
Rockwell Automation, Inc.	37	9,195
Trane Technologies PLC	162	23,223
		156,899
Information Technology-38.84%
Coupa Software, Inc.(b)	105	32,536
Crowdstrike Holdings, Inc., Class A(b)	159	34,312
DocuSign, Inc.(b)	133	30,974
Entegris, Inc.	271	26,664
EPAM Systems, Inc.(b)	78	26,866
Microchip Technology, Inc.	237	32,258
Monolithic Power Systems, Inc.	118	41,924
RingCentral, Inc., Class A(b)	111	41,394
Synopsys, Inc.(b)	176	44,959
Teradyne, Inc.	199	22,582
Trade Desk, Inc. (The), Class A(b)	41	31,406
Trimble, Inc.(b)	389	25,639
Twilio, Inc., Class A(b)	116	41,694
Zebra Technologies Corp., Class A(b)	65	25,209
		458,417
Total Common Stocks & Other Equity Interests (Cost $1,171,713)		1,154,828
Money Market Funds-1.83%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $21,660)	21,660	21,660
TOTAL INVESTMENTS IN SECURITIES-99.67% (Cost $1,193,373)		1,176,488
OTHER ASSETS LESS LIABILITIES-0.33%		3,878
NET ASSETS-100.00%		$1,180,366
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$56,255	$(34,595)	$-	$-	$21,660	$-

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Real Assets ESG ETF (IVRA)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Consumer Staples-3.63%
Archer-Daniels-Midland Co.	851	$42,559
Energy-18.28%
Cheniere Energy, Inc.(b)	210	13,299
Enbridge, Inc. (Canada)	1,058	35,580
Gibson Energy, Inc. (Canada)	909	13,783
Inter Pipeline Ltd. (Canada)	805	8,085
Keyera Corp. (Canada)	737	13,858
Kinder Morgan, Inc.	1,592	22,415
ONEOK, Inc.	724	28,837
Pembina Pipeline Corp. (Canada)	1,481	39,024
Targa Resources Corp.	565	15,464
TC Energy Corp. (Canada)	270	11,585
Williams Cos., Inc. (The)	575	12,207
		214,137
Industrials-1.29%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V., ADR (Mexico)(b)	72	3,357
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR (Mexico)(b)	35	3,493
Grupo Aeroportuario del Sureste S.A.B. de C.V., ADR (Mexico)(b)	53	8,306
		15,156
Materials-16.42%
Agnico Eagle Mines Ltd. (Canada)	354	24,738
FMC Corp.	244	26,423
International Paper Co.	182	9,156
Lundin Mining Corp. (Chile)	3,232	28,843
Newmont Corp.	330	19,668
Nutrien Ltd. (Canada)	748	36,877
West Fraser Timber Co. Ltd. (Canada)	181	11,610
Westrock Co.	237	9,819
Wheaton Precious Metals Corp. (Brazil)	613	25,202
		192,336
Real Estate-51.24%
Acadia Realty Trust	1,213	17,589
American Assets Trust, Inc.	226	6,244
American Tower Corp.	229	52,065
AvalonBay Communities, Inc.	138	22,586
Boston Properties, Inc.	152	13,873
Brixmor Property Group, Inc.	952	16,117
Canadian Apartment Properties REIT (Canada)	200	8,016
CatchMark Timber Trust, Inc., Class A	513	4,679
	Shares	Value
Real Estate-(continued)
Columbia Property Trust, Inc.	1,269	$17,258
Corporate Office Properties Trust	248	6,515
Cousins Properties, Inc.	198	6,245
Crown Castle International Corp.	149	23,730
DiamondRock Hospitality Co.	1,993	16,343
Douglas Emmett, Inc.	519	14,381
Duke Realty Corp.	199	7,872
Equity Residential	395	24,348
Essex Property Trust, Inc.	111	26,597
Healthpeak Properties, Inc.	445	13,194
Hudson Pacific Properties, Inc.	391	9,165
JBG SMITH Properties	748	22,335
Kilroy Realty Corp.	172	9,740
Kimco Realty Corp.	603	9,956
Omega Healthcare Investors, Inc.	173	6,266
Piedmont Office Realty Trust, Inc., Class A	385	5,921
Prologis, Inc.	611	63,055
Rayonier, Inc.	756	23,247
Regency Centers Corp.	272	12,833
RLJ Lodging Trust	901	11,632
SBA Communications Corp., Class A	58	15,583
Simon Property Group, Inc.	321	29,831
Summit Hotel Properties, Inc.	1,888	15,293
Sunstone Hotel Investors, Inc.	1,136	12,155
UDR, Inc.	916	35,220
Washington REIT	408	8,952
Weingarten Realty Investors	505	11,368
		600,204
Utilities-9.15%
American Water Works Co., Inc.	36	5,725
CenterPoint Energy, Inc.	363	7,656
Consolidated Edison, Inc.	223	15,784
Edison International	368	21,403
Eversource Energy	323	28,262
Fortis, Inc. (Canada)	144	5,830
ONE Gas, Inc.	103	7,532
Sempra Energy	121	14,975
		107,167
TOTAL INVESTMENTS IN SECURITIES-100.01% (Cost $1,189,479)		1,171,559
OTHER ASSETS LESS LIABILITIES-(0.01)%		(131)
NET ASSETS-100.00%		$1,171,428
See accompanying notes which are an integral part of this schedule.

Invesco Real Assets ESG ETF (IVRA)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$19,026	$(19,026)	$-	$-	$-	$-

This Fund has holdings greater than 10% of net assets in the following country:
Canada	17.84%
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Select Growth ETF (IVSG)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.53%
Communication Services-15.42%
Activision Blizzard, Inc.	541	$49,231
Alphabet, Inc., Class A(b)	31	56,648
Facebook, Inc., Class A(b)	217	56,057
Netflix, Inc.(b)	46	24,490
		186,426
Consumer Discretionary-20.71%
Alibaba Group Holding Ltd., ADR (China)(b)	228	57,873
Amazon.com, Inc.(b)	41	131,454
Booking Holdings, Inc.(b)	19	36,943
Farfetch Ltd., Class A (United Kingdom)(b)	392	24,006
		250,276
Consumer Staples-1.85%
US Foods Holding Corp.(b)	722	22,375
Financials-5.58%
Apollo Global Management, Inc.	968	44,470
Athene Holding Ltd., Class A(b)	563	23,021
		67,491
Health Care-10.97%
BeiGene Ltd., ADR (China)(b)	193	61,760
Intuitive Surgical, Inc.(b)	31	23,177
	Shares	Value
Health Care-(continued)
IQVIA Holdings, Inc.(b)	137	$24,358
UnitedHealth Group, Inc.	70	23,351
		132,646
Industrials-2.07%
United Rentals, Inc.(b)	103	25,030
Information Technology-43.93%
Apple, Inc.	414	54,632
Applied Materials, Inc.	475	45,923
Microsoft Corp.	599	138,944
NVIDIA Corp.	68	35,332
Palo Alto Networks, Inc.(b)	151	52,963
PayPal Holdings, Inc.(b)	156	36,552
QUALCOMM, Inc.	486	75,952
RingCentral, Inc., Class A(b)	65	24,240
Visa, Inc., Class A	344	66,478
		531,016
TOTAL INVESTMENTS IN SECURITIES-100.53% (Cost $1,205,773)		1,215,260
OTHER ASSETS LESS LIABILITIES-(0.53)%		(6,405)
NET ASSETS-100.00%		$1,208,855
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco US Large Cap Core ESG ETF (IVLC)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.50%
Communication Services-10.28%
Alphabet, Inc., Class A(b)	27	$49,338
Comcast Corp., Class A	251	12,442
Snap, Inc., Class A(b)	219	11,594
Verizon Communications, Inc.	465	25,459
Walt Disney Co. (The)(b)	140	23,544
		122,377
Consumer Discretionary-14.74%
Amazon.com, Inc.(b)	22	70,536
Booking Holdings, Inc.(b)	10	19,443
D.R. Horton, Inc.	178	13,670
Home Depot, Inc. (The)	108	29,249
O’Reilly Automotive, Inc.(b)	30	12,764
Ross Stores, Inc.	119	13,244
Target Corp.	91	16,487
		175,393
Consumer Staples-7.30%
Mondelez International, Inc., Class A	369	20,457
PepsiCo, Inc.	178	24,310
Procter & Gamble Co. (The)	227	29,104
Sysco Corp.	181	12,943
		86,814
Energy-1.46%
Baker Hughes Co., Class A	866	17,398
Financials-9.01%
American Express Co.	127	14,765
Equitable Holdings, Inc.	470	11,646
Intercontinental Exchange, Inc.	182	20,084
JPMorgan Chase & Co.	270	34,741
Marsh & McLennan Cos., Inc.	121	13,299
Progressive Corp. (The)	146	12,730
		107,265
Health Care-12.27%
Amgen, Inc.	102	24,626
AstraZeneca PLC, ADR (United Kingdom)	354	17,912
HCA Healthcare, Inc.	120	19,498
Merck & Co., Inc.	325	25,048
Thermo Fisher Scientific, Inc.	45	22,936
UnitedHealth Group, Inc.	108	36,027
		146,047
Industrials-5.84%
Fastenal Co.	265	12,081
	Shares	Value
Industrials-(continued)
Illinois Tool Works, Inc.	70	$13,595
Union Pacific Corp.	87	17,180
United Parcel Service, Inc., Class B	97	15,035
Waste Connections, Inc.	118	11,624
		69,515
Information Technology-32.54%
Accenture PLC, Class A	90	21,773
Adobe, Inc.(b)	31	14,222
Amdocs Ltd.	88	6,215
Apple, Inc.	654	86,302
Applied Materials, Inc.	311	30,067
Fiserv, Inc.(b)	233	23,927
Microsoft Corp.	406	94,176
Motorola Solutions, Inc.	79	13,236
QUALCOMM, Inc.	207	32,350
Texas Instruments, Inc.	147	24,356
Visa, Inc., Class A	151	29,181
Workday, Inc., Class A(b)	50	11,376
		387,181
Materials-1.19%
Air Products and Chemicals, Inc.	53	14,138
Real Estate-3.22%
Alexandria Real Estate Equities, Inc.	39	6,518
American Tower Corp.	45	10,231
Prologis, Inc.	209	21,569
		38,318
Utilities-1.65%
Eversource Energy	224	19,600
Total Common Stocks & Other Equity Interests (Cost $1,195,733)		1,184,046
Money Market Funds-0.44%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $5,294)	5,294	5,294
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $1,201,027)		1,189,340
OTHER ASSETS LESS LIABILITIES-0.06%		684
NET ASSETS-100.00%		$1,190,024
See accompanying notes which are an integral part of this schedule.

Invesco US Large Cap Core ESG ETF (IVLC)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,479	$(185)	$-	$-	$5,294	$-

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2021, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.